SCHEDULE OF WARRANTS ACTIVITY (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Common Stock Purchase Warrants And Warrant Liability
Warrants, Outstanding and exercisable warrants, Beginning balance	4,978	5,401
Weighted Average Exercise Price, Outstanding and exercisable warrants, Beginning	$ 6.40	$ 6.40
Weighted Average Remaining Contractual Life In Years, Outstanding and exercisable warrants, Beginning balance	3 years 9 months 3 days	4 years 9 months 3 days
Aggregate Intrinsic Value, Beginning	$ 110,640	$ 114,069
Warrants, Issued	603,183	62,500
Weighted Average Exercise Price, Issued	$ 38.40	$ 100.00
Warrants, Exercised	(230,343)	(423)
Weighted Average Exercise Price, Exercised	$ 16.00	$ 1.60
Warrants, Exchanged		(62,500)
Weighted Average Exercise Price, Exchanged		$ 100.00
Warrants, Outstanding and exercisable warrants, Ending balance	377,818	4,978
Weighted Average Exercise Price, Outstanding and exercisable warrants, Ending	$ 53.60	$ 6.40
Weighted Average Remaining Contractual Life In Years, Outstanding and exercisable warrants, Ending balance	4 years 7 months 17 days
Aggregate Intrinsic Value, Ending	$ 631,089	$ 110,640